Contingencies	6 Months Ended
Jun. 30, 2024
Contingencies [Abstract]
CONTINGENCIES

16. CONTINGENCIES

In July 2024, NewSchool of Architecture & Design, LLC (“NewSchool”), a subsidiary of the Group, had a disagreement with Art Block Investors, LLC, BroArt, LLC, Art Block MF, LLC, PREF Art Block, LLC (the “Landlord”), regarding the campus lease, which is currently in litigation. NewSchool is actively working with an experienced legal team to resolve the dispute. Classes remain in session without any interruptions to courses or enrollment at this time. A reasonable estimate of the amount of any possible loss or range of loss cannot be made at this time.